Federated Hermes Trust for U S Treasury Obligations Annual Fund Operating Expenses - Cash II Shares [Member] - Federated Hermes Trust for U S Treasury Obligations	Jul. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 1, 2027
CII
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.35%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.90%

[1]	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses, if any) paid by the Fund’s CII class (after the voluntary waivers and/or reimbursements) will not exceed 0.90% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Board of Trustees.